Post- Employment Benefits - Summary of Components of Defined Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of defined benefit cost
Current service cost	$ 1,269	$ 1,046
Interest cost	140	101
Interest income on plan assets	(115)	(80)
Employee contributions	(622)	(479)
Impact of plan amendment	(527)	(172)
Total included in staff costs	$ 145	$ 416